Research and Development Expenses (Details) - Schedule of Research and Development Expenses - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Schedule of research and development expenses [Abstract]
Subcontractors and consultants	$ 2,385	$ 1,782	$ 3,612
Share-based compensation	1,008	855	1,592
Salaries and social benefits	612	529	1,212
Research and development expenses, total	$ 4,005	$ 3,166	$ 6,416